Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Goodwill Additions and Dispositions	$ 0	$ 0
Goodwill Impairment	$ 0	$ 0